Leases - Summary Of Maturity Of The Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)
Up to 1 month
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 38,571
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	64,269
Over 3 months and up to 6 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	88,092
Over 6 months and up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	144,490
Total up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	335,422
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	171,466
Over 24 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	410,060
Total over 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 581,526